Segment Results (Schedule Of Reportable Segments Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Number of reportable segments (segments)	3
Segment Reporting Information [Line Items]
Net revenues to external customers	2,380,683	$ 2,124,681	$ 2,311,249
Adjusted income (loss) from continuing operations before income tax	1,074,219	977,570	1,078,257
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues to external customers	2,380,683	2,124,681	2,311,249
U.S. Branded Pharmaceuticals
Segment Reporting Information [Line Items]
Net revenues to external customers	969,437	1,394,015	1,677,984
Adjusted income (loss) from continuing operations before income tax	529,507	783,927	906,839
U.S. Generic Pharmaceuticals
Segment Reporting Information [Line Items]
Net revenues to external customers	1,140,821	730,666	633,265
Adjusted income (loss) from continuing operations before income tax	464,029	193,643	171,418
International Pharmaceuticals
Segment Reporting Information [Line Items]
Net revenues to external customers	270,425	0	0
Adjusted income (loss) from continuing operations before income tax	80,683	$ 0	$ 0